Brandes U.S. Value ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks – 99.0%
Communication Services – 5.4%
Alphabet, Inc., Class C ......................................................... 18,557 $ 5,323,261
Comcast Corp., Class A ........................................................ 164,451 4,721,388
Omnicom Group, Inc. .......................................................... 63,105 4,752,438
14,797,087
Consumer Discretionary – 3.2%
AutoZone, Inc.* ............................................................... 852 2,877,868
LKQ Corp. ................................................................... 102,895 3,022,026
Mohawk Industries, Inc.* ........................................................ 28,958 2,851,205
8,751,099
Consumer Staples – 4.6%
Ingredion, Inc. ................................................................ 24,273 2,734,596
Kenvue, Inc. ................................................................. 155,117 2,674,217
Sysco Corp. .................................................................. 51,476 3,671,783
Target Corp. .................................................................. 29,696 3,599,155
12,679,751
Energy – 7.5%
Chevron Corp. ................................................................ 30,904 6,394,038
Halliburton Co. ............................................................... 167,197 6,519,011
SLB Ltd. ..................................................................... 106,388 5,467,279
World Kinect Corp. ............................................................ 94,527 2,180,738
20,561,066
Financials – 21.3%
Arch Capital Group Ltd.* ........................................................ 55,231 5,301,624
Arthur J Gallagher & Co. ........................................................ 15,830 3,428,461
Bank of America Corp. ......................................................... 134,189 6,541,714
Bank of New York Mellon Corp. (The) ............................................. 24,672 2,926,839
Citigroup, Inc. ................................................................ 67,183 7,619,224
Fiserv, Inc.* .................................................................. 46,788 2,610,770
JPMorgan Chase & Co. ........................................................ 8,982 2,642,145
PNC Financial Services Group, Inc. (The) .......................................... 27,261 5,672,742
Progressive Corp. (The) ........................................................ 19,767 3,918,610
State Street Corp. ............................................................. 22,465 2,843,170
Truist Financial Corp. .......................................................... 56,163 2,581,813
W R Berkley Corp. ............................................................ 30,540 2,024,191
Wells Fargo & Co. ............................................................. 72,196 5,747,524
Willis Towers Watson PLC ...................................................... 16,238 4,720,387
58,579,214
Health Care – 24.1%
Becton Dickinson & Co. ........................................................ 38,044 5,981,658
Cardinal Health, Inc. ........................................................... 15,427 3,259,879
Cigna Group (The) ............................................................ 23,004 6,136,317
CVS Health Corp. ............................................................. 55,552 3,989,745
HCA Healthcare, Inc. ........................................................... 9,386 4,441,831
ICON PLC* .................................................................. 35,488 3,927,102
Johnson & Johnson ............................................................ 20,345 4,973,132
Labcorp Holdings, Inc. ......................................................... 15,172 4,048,041
McKesson Corp. .............................................................. 4,462 3,861,236
Merck & Co., Inc. .............................................................. 65,312 7,856,381

Brandes U.S. Value ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Shares Value
Common Stocks (continued)
Health Care (continued)
Pfizer, Inc. ................................................................... 234,475 $ 6,584,058
Sanofi SA, ADR ............................................................... 119,758 5,769,941
UnitedHealth Group, Inc. ........................................................ 15,846 4,287,769
Waters Corp.* ................................................................ 4,229 1,259,396
66,376,486
Industrials – 14.7%
Allison Transmission Holdings, Inc. ............................................... 31,644 3,704,247
CAE, Inc.* ................................................................... 70,075 1,825,454
Emerson Electric Co. .......................................................... 37,771 4,948,756
Equifax, Inc. .................................................................. 19,516 3,514,246
FedEx Corp. ................................................................. 18,479 6,581,850
Hexcel Corp. ................................................................. 45,772 3,704,328
Knight-Swift Transportation Holdings, Inc. .......................................... 82,628 4,757,720
SS&C Technologies Holdings, Inc. ................................................ 66,827 4,515,500
Textron, Inc. .................................................................. 78,855 6,904,544
40,456,645
Information Technology – 9.7%
Amdocs Ltd. ................................................................. 83,539 5,451,755
Arrow Electronics, Inc.* ......................................................... 24,801 3,556,711
Cognizant Technology Solutions Corp., Class A ...................................... 77,902 4,779,288
EPAM Systems, Inc.* .......................................................... 31,179 4,221,637
Flex Ltd.* .................................................................... 49,531 3,242,299
Micron Technology, Inc. ......................................................... 10,472 3,537,861
Qorvo, Inc.* .................................................................. 23,903 1,850,092
26,639,643
Materials – 4.7%
Corteva, Inc. ................................................................. 47,008 3,935,040
International Flavors & Fragrances, Inc. ............................................ 51,302 3,721,960
Westlake Corp. ............................................................... 44,811 5,234,821
12,891,821
Utilities – 3.8%
Entergy Corp. ................................................................ 29,510 3,315,743
Evergy, Inc. .................................................................. 39,228 3,213,558
National Grid PLC, ADR ........................................................ 44,741 3,785,089
10,314,390
Total Common Stocks (Cost $254,317,834) ....................................................... 272,047,202
Money Market Funds – 0.7%
JP Morgan US Treasury Plus Money Market Fund, 3.56%
(a)
(Cost $1,868,859) ........................................................... 1,868,859 1,868,859
Total Investments – 99.7%
(Cost $256,186,693) ......................................................................... $ 273,916,061
Other Assets in Excess of Liabilities – 0.3% ......................................................... 927,284
Net Assets – 100.0% .......................................................................... $ 274,843,345

Brandes U.S. Value ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
3
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of March 31, 2026.
ADR : American Depositary Receipt
PLC : Public Limited Company